Prepaid Lease Payments - Changes in Prepaid Lease Payments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of recognised finance lease as assets by lessee [abstract]
Beginning of the year	¥ 385,874	$ 59,309	¥ 395,299
Amortization charge for the year	(9,425)	(1,449)	(9,425)	¥ (9,425)
End of the year	¥ 376,449	$ 57,860	¥ 385,874	¥ 395,299